Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Dividends	Total Payments
BURKINA FASO | National Government of Burkina Faso [Member]
Total	[1],[2],[3],[4],[5],[6],[7],[8]	$ 198,170	$ 145,310	$ 760	$ 122,450	$ 466,690
CANADA | Provincial Government of Quebec [Member]
Total	[1],[2],[3],[4],[5],[6],[7],[9]	13,440		670		14,110
CANADA | Mattagami First Nation [Member]
Total	[1],[2],[3],[4],[5],[6],[7],[10]		6,450	4,550		11,000
CANADA | Flying Post First Nation [Member]
Total	[1],[2],[3],[4],[5],[6],[7],[10]		$ 3,470	6,040		9,510
CANADA | Provincial Government of Ontario [Member]
Total	[1],[2],[3],[4],[5],[6],[7],[9]			720		720
CANADA | Municipal Government of Preissac [Member]
Total	[1],[2],[3],[4],[5],[6],[7],[9]	340				340
CANADA | National Government of Canada [Member]
Total	[1],[2],[3],[4],[5],[6],[7],[9]	130		100		230
CANADA | Metis Nation of Ontario [Member]
Total	[1],[2],[3],[4],[5],[6],[7],[9]			$ 120		120
FRANCE | National Government of France [Member]
Total	[1],[2],[3],[4],[5],[6],[7],[11]	$ 7,010				$ 7,010

[1]	All figures have been rounded to the nearest US$10,000.
[2]	All payments are reported in U.S. dollars which is the reporting currency of the Company. When the Company has made payments in currencies other than its reporting currency, it translates the payments using the exchange rate as at December 31, 2025, the Company’s financial year end. The following closing exchange rates were used for the 2025 annual report: USD/CAD 1.3715; USD/XOF 559.0642; USD/EUR 0.8523;
[3]	As required by the financial reporting framework, and except for the joint venture discussed below, the Company reports 100% of the payments made by entities controlled by the Company regardless of the Company's percentage of ownership in those entities. The Company has determined whether it controls an entity in accordance with International Financial Reporting Standards.
[4]	In-kind payments are measured at cost.
[5]	The Company holds a 70% interest in the Côté Gold Mine through an unincorporated joint venture, where the Company is the operator. Payments made directly by Côté Gold are included in the Company's ESTMA report at 100%, including the portion paid on behalf of the non-operator member who owns a 30% interest in Côté Gold.
[6]	The Schedule of Payments by Payee and the Schedule of Payments by Project (collectively, the “Schedules") prepared by IAMGOLD Corporation (the “Company”) for the year ended December 31, 2025 has been prepared in accordance with the financial reporting provisions in Section 9 of the Extractive Sector Transparency Measures Act, Section 2.3 of the Extractive Sector Transparency Measures Act – Technical Reporting Specifications and Section 3 of the Extractor Sector Transparency Measures Act – Guidance (Version 2.1 – July 2018) (collectively the “financial reporting framework"). The Schedules are prepared to provide information to the Board of Directors of IAMGOLD Corporation and the Minister of Natural Resources Canada to assist in meeting the requirements of the Extractive Sector Transparency Measures Act. As a result, the Schedules may not be suitable for another purpose.
[7]	The Schedules have been prepared using the cash basis of accounting, as required by the financial reporting framework, and therefore exclude any accruals related to payments due to governments. The Schedules include all cash payments made, without inclusion of cash inflows from a government. Where the Company makes a payment to a government that is net of credits from that government, the net payment amount has been presented.
[8]	Paid in XOF and EUR.
[9]	Paid in CAD.
[10]	Paid in CAD and USD. Including payments made by suppliers on behalf of the Company.
[11]	Paid in EUR.